TAX - Movements of deferred tax liabilities net of deferred tax assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TAX [abstract]
Balance at beginning of period	¥ (24,285)	¥ (22,232)	¥ (19,185)
Credit to the profit or loss	(130)	(712)	(7,573)
Changes in tax rates	2,501	0	3,376
Charge to equity	(111)	(190)	7
Exchange differences	(365)	(1,151)	1,143
Balance at end of period	¥ (22,390)	¥ (24,285)	¥ (22,232)